UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21386

Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	06/30/2005

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER ALPHA GROWTH
Statement of Investments
June 30, 2005 (Unaudited)

Common Stocks--99.1%	Shares		Value

Consumer Discretionary--15.3%
Bed Bath & Beyond	170,649	a	7,129,715
Coach	250,682	a	8,415,395
eBay	128,316	a	4,235,711
Marriott International, Cl. A	104,854		7,153,140
J. C. Penney	147,119		7,735,517
Pulte Homes	113,127		9,530,950
Starbucks	114,451	a,b	5,912,539
Starwood Hotels & Resorts Worldwide	116,942		6,849,293
			56,962,260

Consumer Staples--3.9%
CVS	276,117		8,026,721
UST	141,175		6,446,050
			14,472,771

Energy--14.6%
Chevron	125,784		7,033,841
EnCana	203,804		8,068,600
Halliburton	178,423		8,532,188
Kerr-McGee	64,031		4,886,206
Petroleo Brasileiro, ADR	180,324		9,400,290
Transocean	167,715	a	9,051,579
XTO Energy	215,804		7,335,178
			54,307,882

Financials--5.8%
Franklin Resources	99,649		7,670,980
Moody's	165,115		7,423,570
New York Community Bancorp	1	b	18
SLM	126,169	b	6,409,385
			21,503,953

Health Care--10.5%
Aetna	107,878	a	8,934,456
CIGNA	79,104		8,466,501
Quest Diagnostics	135,224		7,203,382
Stryker	137,934	b	6,560,141
UnitedHealth Group	154,227		8,041,396
			39,205,876

Industrials--16.3%
American Standard Cos.	153,434		6,431,953
Apollo Group, Cl. A	82,382	a	6,443,920
Burlington Northern Santa Fe	151,874		7,150,228
Canadian National Railway	120,474		6,945,326
Caterpillar	72,147		6,876,331
Lockheed Martin	116,353		7,547,819
Norfolk Southern	187,768		5,813,297
PACCAR	92,873		6,315,364
Rockwell Automation	146,181		7,120,477
			60,644,715

Information Technology--14.3%
Adobe Systems	228,924	6,551,805
Advanced Micro Devices	345,480 a,b	5,990,623
Apple Computer	194,171 a	7,147,435
Electronic Arts	115,450 a	6,535,625
Intel	298,608	7,781,724
Marvell Technology Group	197,291 a	7,504,950
QUALCOMM	159,732	5,272,753
Yahoo!	192,507 a,b	6,670,368
		53,455,283

Materials--11.7%
BHP Billiton, ADR	295,833 b	8,076,241
Monsanto	126,911	7,978,895
POSCO, ADR	163,991 b	7,210,684
Potash	90,046	8,606,597
Praxair	147,254	6,862,036
United States Steel	139,317	4,788,325
		43,522,778

Utilities--6.7%
Constellation Energy Group	134,175	7,740,556
Exelon	159,642	8,194,424
TXU	107,459	8,928,768
		24,863,748

Total Common Stocks
(cost $340,341,098)		368,939,266

Other Investment--2.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,404,000)	8,404,000 c	8,404,000

Investment of Cash Collateral for Securities Loaned--4.3%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $16,046,268)	16,046,268 c	16,046,268

Total Investments
(cost $364,791,366)	105.6%	393,389,534

Liabillities, Less Cash and Receivables	(5.6%)	(20,820,301)

Net Assets	100.0%	372,569,233

ADR-American Depositary Receipts.
a Non-income producing.

b All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund's securities on loan is $15,547,043 and the total market value of the collateral held by the fund is $16,046,268. c Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier S&P Stars Opportunities Fund
Statement of Investments
June 30, 2005 (Unaudited)

Common Stocks--98.7%	Shares	Value($)

Consumer Discretionary--21.4%
Aeropostale	30,000 a	1,008,000
Best Buy	13,500	925,425
Black & Decker	14,000	1,257,900
Chico's FAS	45,000 a	1,542,600
Coach	45,000 a	1,510,650
Guitar Center	20,000 a	1,167,400
La Quinta	110,000 a	1,026,300
Neiman Marcus Group, Cl. A	12,500	1,211,500
Quiksilver	40,000 a	639,200
		10,288,975
Consumer Staples--4.8%
Constellation Brands, Cl. A	50,000 a	1,475,000
Spectrum Brands	25,000 a	825,000
		2,300,000
Energy--11.7%
BJ Services	19,000	997,120
Burlington Resources	24,000	1,325,760
ENSCO International	35,000	1,251,250
Williams Cos.	55,000	1,045,000
XTO Energy	30,000	1,019,700
		5,638,830
Finance--9.2%
Affiliated Managers Group	18,000 a	1,229,940
E*TRADE Financial	88,000 a	1,231,120
Eaton Vance	40,000 b	956,400
Lehman Brothers Holdings	10,000	992,800
		4,410,260
Health Care--15.9%
Celgene	32,000 a,b	1,304,640
Community Health Systems	30,000 a	1,133,700
Coventry Health Care	16,000 a	1,132,000
Cytyc	30,000 a	661,800
DENTSPLY International	15,000	810,000
Gilead Sciences	26,000 a	1,143,740
IVAX	40,000 a	860,000
Kinetic Concepts	10,000 a	600,000
		7,645,880
Industrials--9.5%
American Standard Cos.	20,000	838,400
C.H. Robinson Worldwide	23,500	1,367,700
Manitowoc	30,000	1,230,600
Watts Water Technologies	25,000	837,250
W.W.Grainger	5,000	273,950
		4,547,900

Information Technology--11.0%
Adobe Systems	35,000	1,001,700
Amdocs	39,000 a	1,030,770
Cognos	20,000 a	682,800
Lam Research	35,000 a	1,012,900
McAfee	30,000 a	785,400
Shanda Interactive Entertainment, ADR	21,000 a	772,590
		5,286,160
Materials--7.5%
Aluminum Corporation of China, ADR	10,000	549,700
Carpenter Technology	15,000	777,000
FMC	20,000 a	1,122,800
Nucor	25,000	1,140,500
		3,590,000
Telecommunication Services--4.6%
CenturyTel	20,000	692,600
Nextel Partners, Cl. A	60,000 a	1,510,200
		2,202,800
Utilities--3.1%
AES	90,000 a	1,474,200
Total Common Stocks
(cost $34,145,060)		47,385,005

Other Investment--.6%
Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund	278,000 c	278,000
(cost $278,000)
	Principal
Short-Term Investments--.6%	Amount($)	Value($)
U.S. Treasury Bills;
2.85%, 8/25/2005	150,000	149,333
2.92%, 9/01/2005	150,000	149,230
Total Short-Term Investments
(cost $298,593)		298,563

Investment of Cash Collateral for Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $538,400)	538,400 c	538,400

Total Investments (cost $35,260,053)	101.0%	48,499,968

Liabilities, Less Cash and Receivables	(1.0%)	(466,782)

Net Assets	100.0%	48,033,186

ADR - American Depository Receipts.
a Non-income producing.
b All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund's securities on loan is $521,058 and the total market value of the collateral held by the fund is $538,400.
c. Investment in affiliated money market mutual funds.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Statement of Securities Sold Short
June 30, 2005

Common Stocks	Shares	Value($)

Chiron	10,000	348,900
Hospira	5,000	195,000
Technitrol	10,000	141,300

(proceeds $656,808)		685,200

Dreyfus Premier S&P Stars Fund
Statement of Investments
June 30, 2005 (Unauditied)

Common Stocks--99.4%	Shares	Value($)

Communications--0.9%
Alvarion	1,000,000 a	11,620,000
Computers--3.9%
Dell	560,000 a	22,125,600
EMC	1,920,000 a	26,323,200
		48,448,800
Consumer Discretionary--8.6%
Denny's	4,700,000 a,b	23,500,000
Home Depot	690,000	26,841,000
News, Cl. A	1,900,000	30,742,000
Time Warner	1,540,000 a	25,733,400
		106,816,400
Consumer Staples--6.4%
Constellation Brands, Cl. A	960,000 a	28,320,000
Procter & Gamble	470,000	24,792,500
Wal-Mart Stores	530,000	25,546,000
		78,658,500
Energy--10.6%
Apache	440,000	28,424,000
Devon Energy	550,000	27,874,000
Exxon Mobil	450,000	25,861,500
Noble	350,000	21,528,500
Noble Energy	360,000	27,234,000
		130,922,000
Financial--12.9%
Affiliated Managers Group	420,000 a,c	28,698,600
Allstate	440,000	26,290,000
Ambac Financial Group	360,000	25,113,600
Bank of America	570,000	25,997,700
Citigroup	560,000	25,888,800
Lehman Brothers Holdings	280,000	27,798,400
		159,787,100
Health Care--19.8%
Amylin Pharmaceuticals	630,000 a,c	13,185,900
Boston Scientific	920,000 a	24,840,000
Coventry Health Care	370,000 a	26,177,500
Fisher Scientific International	450,000 a	29,205,000
Intuitive Surgical	290,000 a	13,525,600
Johnson & Johnson	380,000	24,700,000
LifePoint Hospitals	560,000 a	28,291,200
Renovis	690,000 a,c	10,536,300
Sanofi-Aventis, ADR	580,000	23,774,200
Teva Pharmaceutical Industries, ADR	800,000	24,912,000
WellPoint	380,000 a	26,463,200
		245,610,900
Industrials--7.6%
Burlington Northern Santa Fe	520,000	24,481,600
Ingersoll-Rand, Cl. A	350,000	24,972,500

Manitowoc	470,000	19,279,400
W.W. Grainger	470,000	25,751,300
		94,484,800
Information Technology--22.1%
Bankrate	1,150,000 a,b	23,161,000
Blackboard	450,000 a	10,764,000
CNET Networks	3,220,000 a	37,802,800
Cisco Systems	1,430,000 a	27,327,300
Fiserv	630,000 a	27,058,500
Flextronics International	2,220,000 a	29,326,200
iVillage	1,060,000 a	6,338,800
Jupitermedia	650,000 a	11,134,500
Maxim Integrated Products	700,000	26,747,000
Microsoft	1,070,000	26,578,800
Shanda Interactive Entertainment, ADR	400,000 a	14,716,000
ValueClick	2,700,000 a	33,291,000
		274,245,900
Materials--1.6%
Allegheny Technologies	870,000	19,192,200
Telecommunication Services--2.6%
Nextel Partners, Cl. A	1,290,000 a	32,469,300
Utilities--2.4%
AES	1,800,000 a	29,484,000

Total Common Stocks
(cost $1,036,821,350)		1,231,739,900

Other Investments-.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,888,000)	8,888,000 d	8,888,000

Investment of Cash Collateral for Securities Loaned--1.1%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $14,157,690)	14,157,690 d	14,157,690

Total Investments (cost $1,059,867,040)	101.2%	1,254,785,590

Liabilities, Less Cash and Receivables	(1.2%)	(15,074,460)

Net Assets	100.0%	1,239,711,130

ADR - American Depository Receipts.
a Non-income producing.
b Investments in non-controlled affiliates (cost $35,662,728).
c All or a portion of these securities are on loan. At June 30, 2005, the total market value of the fund's securities on loan is $13,471,765 and the total market value of the collateral held by the fund is $14,157,690.
d Investment in affiliated money market mutual funds.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Bear Stearns Prime Money Market
Statement of Investments
June 30, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 14.5%	Amount ($)	Value ($)

Citibank N.A.
3.14%, 8/4/2005	50,000,000	50,000,000
KBC Bank N.V. (London)
3.46%, 9/30/2005	50,000,000	50,001,253
Natexis BP US Finance Co. LLC (Yankee)
3.27%, 9/6/2005	50,000,000	50,000,000
Societe Generale (London)
3.28%, 9/7/2005	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $200,001,253)		200,001,253

Commercial Paper - 48.2%

Amsterdam Funding Corp.
3.11%, 7/12/2005	17,000,000 a, b	16,983,949
BNP Paribas Finance Inc.
3.21%, 8/19/2005	50,000,000	49,783,583
Cafco LLC
3.39%, 9/16/2005	50,000,000 a, b	49,640,667
Crown Point Capital Co. LLC
3.40%, 9/12/2005	50,000,000 a, b	49,658,319
DEPFA Bank PLC
3.45%, 9/29/2005	50,000,000	49,572,500
Deutsche Financial LLC Inc.
3.40%, 7/1/2005	60,000,000	60,000,000
General Electric Capital Service
3.21%, 8/18/2005	50,000,000	49,788,000
Intesa Funding LLC
3.39%, 7/1/2005	50,000,000	50,000,000
Morgan Stanley
3.45%, 9/22/2005	50,000,000	49,605,750
Scaldis Capital LLC
3.15%, 8/2/2005	54,318,000 a, b	54,167,358
Solitaire Funding LLC
3.45%, 9/30/2005	50,000,000 a, b	49,567,750
Three Pillars Funding Corp.
3.11%, 7/11/2005	33,260,000 a, b	33,231,382
UBS Finance (DE) LLC
3.39%, 7/1/2005	60,000,000	60,000,000
White Pine Corp.
3.40%, 9/21/2005	42,732,000 a, b	42,403,984
Total Commercial Paper
(cost $664,403,242)		664,403,242

Corporate Notes - 10.8%

General Electric Capital Corp.
3.34%, 10/17/2007	14,000,000 b		14,000,000
Harrier Finance Funding
3.20%, 11/15/2005	25,000,000 b		24,998,893
Royal Bank Of Scotland PLC
3.24%, 4/21/2010	40,000,000		40,000,000
Sigma Finance Inc.
3.08%, 10/17/2005	30,000,000 b		29,997,352
Wells Fargo & Co.
3.14%, 7/3/2011	40,000,000		40,000,000
Total Corporate Notes
(cost $148,996,245)			148,996,245

U.S. Government Agencies - 3.6%

Federal Home Loan Banks, Bonds
3.06%, 4/11/2006
(cost $49,976,646)	50,000,000		49,976,646

Time Deposits - 23.0%

American Express Centurion Bank (Grand Cayman)
3.31%, 7/1/2005	65,000,000		65,000,000
Fifth Third Bank (Grand Cayman)
3.38%, 7/1/2005	50,000,000		50,000,000
Key Bank N.A. (Grand Cayman)
3.31%, 7/1/2005	60,000,000		60,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
3.38%, 7/1/2005	50,000,000		50,000,000
Rabobank Nederland (Grand Cayman)
3.35%, 7/1/2005	50,000,000		50,000,000
State Street Bank & Trust Co. (Grand Cayman)
3.20%, 7/1/2005	43,000,000		43,000,000
Total Time Deposits
(cost $318,000,000)			318,000,000

Total Investments (cost $1,381,377,386)		100.1%	1,381,377,386
Liabilities, Less Cash and Receivables		(0.1%)	(1,736,505)
Net Assets		100.0%	1,379,640,881

a	Variable interest rate - subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $364,649,654 or 26.4% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Dreyfus Premier Intrinsic Value
STATEMENT OF INVESTMENTS
June 30, 2005 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)

Consumer Discretionary--23.2%
Clear Channel Communications	66,100		2,044,473
Comcast, Cl. A	79,300	a	2,434,510
Home Depot	205,600		7,997,840
IAC/InterActiveCorp	90,300	a	2,171,715
Liberty Media, Cl. A	546,443	a	5,568,254
News, Cl. A	426,576		6,902,000
TJX Cos.	298,400		7,266,040
Time Warner	190,800	a	3,188,268
Viacom, Cl. B	97,200		3,112,344
WPP Group, ADR	72,500		3,701,125
Wal-Mart Stores	156,800		7,557,760
			51,944,329

Consumer Staples--6.5%
Altria Group	49,400		3,194,204
Anheuser-Busch Cos.	47,100		2,154,825
Coca-Cola	50,400		2,104,200
Procter & Gamble	135,600		7,152,900
			14,606,129

Energy--8.2%
ChevronTexaco	89,112		4,983,143
ConocoPhillips	79,600		4,576,204
Exxon Mobil	151,000		8,677,970
			18,237,317

Financial--22.5%
American Express	83,400		4,439,382
American International Group	109,800		6,379,380
Berkshire Hathaway, Cl. B	1,176	a	3,273,396
Countrywide Financial	88,500		3,416,985
MBNA	115,200		3,013,632
Marsh & McLennan Cos.	123,000		3,407,100
Merrill Lynch & Co.	60,000		3,300,600
Morgan Stanley	77,700		4,076,919
St. Paul Travelers Cos.	102,873		4,066,570
U.S. Bancorp	194,200		5,670,640
Wachovia	54,200		2,688,320
Wells Fargo & Co.	106,700		6,570,586
			50,303,510

Financial Services--13.2%
Bank of America	163,092		7,438,626
Citigroup	234,833		10,856,329
Freddie Mac	86,800		5,661,964
JPMorgan Chase & Co.	158,400		5,594,688
			29,551,607

Health Care--3.7%
Johnson & Johnson	72,500		4,712,500
Pfizer	128,800		3,552,304
			8,264,804

Industrial--6.2%
General Electric	199,500		6,912,675
H&R Block	80,300		4,685,505
United Technologies	42,800		2,197,780
			13,795,960

Information Technology--14.5%
First Data	111,000		4,455,540
Hewlett-Packard	190,400		4,476,304
International Business Machines	75,400		5,594,680
Microsoft	220,600		5,479,704
Motorola	126,700		2,313,542
Nokia, ADR	365,300		6,078,592
Oracle	307,500	a	4,059,000
			32,457,362

Telecommunication Services--1.0%
BellSouth	87,600		2,327,532

Total Investments (cost $200,241,794)	99.0%		221,488,550

Liabilities, Less Cash and Receivables	1.0%		2,219,286

Net Assets	100.0%		223,707,836

ADR- American Depository Receipts
a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 29, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 29, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)